Note 7 - Stockholders' Equity (Deficit)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

5.     STOCKHOLDERS’ EQUITY

Common Stock

On February 12, 2014, in satisfaction of the equity portion of a compensation arrangement with an accredited broker who assisted in the placement of the 6% Notes, we issued 6,535 shares of our common stock, with a fair value of $23,395. This cost was recorded as a cost of the private placement in our statement of operations.

In May 2014, the Company issued 422,105 shares of its common stock valued at $2,152,693 to CardioNova pursuant to the terms of a licensing agreement to which the Company is a party, in connection with a milestone achievement in February 2014 (see Note 6).

In April and May 2014, The Company issued a total of 34,316 shares of our common stock to adjust for the round lot treatment for stockholders holding under 500 shares of our common stock as approved by the stockholders in effectuating the 1 - for - 10 reverse stock split effective as of April 22, 2014.

Stock Options

The Company has a stockholder-approved stock incentive plan for employees under which it has granted stock options. In May 2010, the Company established the 2010 Stock Incentive Plan (the “2010 Plan”), which provides for the granting of awards to officers, directors, employees and consultants to purchase or acquire up to 7,362,964 shares, as amended, of the Company’s common stock. The awards have a maximum term of 10 years and vest over a period determined by the Company’s Board of Directors and are issued at an exercise price determined by the Board of Directors. Options issued under the 2010 Plan will have an exercise price equal to or greater than the fair market value of a share of the Company’s common stock at the date of grant. The 2010 Plan expires on May 20, 2020 as to any further granting of options. In the six months ended June 30, 2014, a total of 10,000 options to purchase shares of the Company’s common stock were granted under the 2010 Plan. Additionally, options to purchase 22,500 shares of the Company’s common stock originally granted outside of the 2010 Plan were cancelled in accordance with the grant terms. There were options outstanding to purchase a total of 556,450 shares granted under the 2010 Plan as well as outside the 2010 Plan as of June 30, 2014. There were 292,297 shares reserved for future grants under the 2010 Plan as of June 30, 2014.

A summary of the status of the Company’s stock options as of June 30, 2014 and changes during the period then ended is presented below:

	Shares	Weighted average exercise price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2013	568,950	$8.320	4.849	$86,271
Granted	10,000	3.800	7.000	--
Exercised	--	--	--	--
Cancelled	(30,000)	(5.000)	--	--
Outstanding at June 30, 2014	548,950	$8.423	4.321	$0
Exercisable at June 30, 2014	390,105	$9.042	3.809	$0

In March 2014, the Company granted options to purchase 10,000 shares of common stock to a consultant to the Company. The options have an exercise price of $3.80 per share, vest over a three month period and expire seven years form the date of grant. During the period ended June 30, 2014, the Company recognized compensation costs of $17,921 based on the fair value of options that vested using the Black-Scholes-Merton calculation and presented as part of general and administrative expense in the accompanying statement of operations.

During the six months ended June 30, 2014, the Company recognized $231,607 of compensation costs as part of general and administrative expense related to the vesting of options granted in prior periods. As of June 30, 2014, future compensation cost related to non-vested options is estimated to be approximately $487,000. The weighted average period over which it is expected to be recognized is approximately 2.50 years.

The following table shows the weighted average assumptions the Company used to develop the fair value estimates for the determination of the compensation charges in the three and six months ended June 30, 2014 and 2013:

	Three months ended June 30,		Six months ended June 30,
	2014	2013	2014	2013

Expected volatility	198%	218%	198%- 201%	113%-226%
Dividend yield	--	--	--	--
Expected term (in years)	6.25	6.25	6.25	6.25
Risk-free interest rate	2.73%	2.05%	2.73%	1.38-2.05%

To compute compensation expense, the Company estimated the fair value of each option award on the date of grant using the Black-Scholes-Merton option pricing model for employees, and calculated the fair value of each option award at the end of the period for non-employees. In the prior periods, the Company based the expected volatility assumption on a volatility index of peer companies as the Company did not have sufficient historical market information to estimate the volatility of its own stock. Starting in April of 2013, the Company determined that its stock price had matured and there was a consistent level of trading activity, as such, the Company used the volatility percentage of its common stock. The expected term of options granted represents the period of time that options are expected to be outstanding. The Company estimated the expected term of stock options by using the simplified method. To determine the risk-free interest rate, the Company utilized the U.S. Treasury yield curve in effect at the time of grant with a term consistent with the expected term of the Company’s awards. The Company has not declared a dividend on its common stock since its inception and has no intentions of declaring a dividend in the foreseeable future and therefore used a dividend yield of zero.

Warrants

A summary of the status of our issued and outstanding warrants as of June 30, 2014 and changes during the period then ended is presented below:

	Shares	Weighted average exercise price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2013	853,946	$3.770	2.665	$783,258
Granted	454,457	2.300	9.667	--
Exercised	--	--	--	--
Cancelled	(80,139)	(5.973)	--	--
Outstanding at June 30, 2014	1,228,264	$3.987	7.039	$0
Exercisable at June 30, 2014	1,228,264	$3.987	7.039	$0

In February 2014, pursuant to the issuance of the 6% Notes, the Company issued warrants to purchase 414,457 shares of common stock. The warrants are exercisable at $2.30/share and will expire in ten years. The Company also issued warrants to purchase 40,000 shares of common stock to purchasers in the August 2013 private placement. The warrants have an exercise price of $2.30 per share, vest immediately and expire 10 years from date of grant. See Note 3 for further discussion.

7.	STOCKHOLDERS’ EQUITY (DEFICIT)

In March 2013, a controlling stockholder sold a total of 162,500 shares of common stock to certain directors of the Company. As the shares of common stock were sold at a price lower than the market price, the Company considered this transaction as contribution of capital and recorded compensation expense amounting to $422,500 to record the difference between the sales price and market price at the date of sale. In addition, the controlling stockholder also transferred, at no cost, 9,500 shares of common stock to certain officers and directors of the Company. The Company considered this transaction as contribution of capital and recorded compensation expense amount to $58,900 to account for the fair value of the shares of common stock at the date of transfer.

Common Stock

2013

During the year ended December 31, 2013, we sold 80,000 units for $6.50 per unit, each unit consisting of one share of common stock and a warrant to purchase 0.30 shares of common stock resulting in proceeds to us of $520,001. There were no commissions paid on this transaction. The sale of these units resulted in the issuance of 80,000 shares of our common stock and the issuance of warrants to acquire 24,001 shares of our common stock. The warrants are exercisable up to ten years from the date of issuance at a price of $7.50 per share.

During the year ended December 31, 2013, holders of warrants to purchase 67,286 shares of our common stock at $2.23 exercised the warrants, resulting in cash proceeds to us of $150,047.

During the year ended December 31, 2013, a director of the Company and a holder of a warrant to purchase 33,643 shares of our common stock at $2.23 exercised the warrant on a “cashless exercise” basis, resulting in issuance of 18,638 shares of our common stock and cancellation of 15,005 shares purchasable under the warrant.

During the year ended December 31, 2013, we sold 12,062 shares of our common stock to CardioNova under the Securities Purchase Agreement resulting in proceeds to us of $117,000 or $9.70 per share. There were no commissions paid on this transaction. (see Note 4).

During the year ended December 31, 2013, we issued an aggregate of 199,716 shares of our common stock valued at $7.30 per share, or $1,198,297 to CardioNova in consideration for the achievement of milestones under the 2011 Licensing Agreement (see Note 4). The shares issued were valued at the trading price on the approval date of the Company’s Board of Directors and recorded as part of research and development expenses.

During the year ended December 31, 2013, we issued an aggregate of 57,691 shares of our common stock pursuant to the conversion of the Company’s 2.5% Senior Secured Convertible Notes Payable amounting to $165,000 and accrued interest of $2,303 (see Note 3). Additionally, the Company also recognized an additional charge of $2,462 as part of interest expense in the accompanying statement of operations to account for the current market price of the shares issued to settle the unpaid interest.

During the year ended December 31, 2013, we issued 646 shares of our common stock valued at $4,518 to settle accounts payable with a balance of $4,200 to a director of the Company. The shares issued were valued at the trading price at the date of issuance and the difference over the accounts payable balance of $318 was recognized as part of General and Administrative Expenses on the accompanying consolidated statement of operations.

2012

During the year ended December 31, 2012, we sold 448,000 units for $5.00 per unit, each unit consisting of one share of common stock and a warrant to purchase 0.50 shares of common stock resulting in proceeds to us of $2,061,787 after payment of commissions $161,800 to a placement agent and $16,413 in various legal and miscellaneous fees directly associated with these sales. The sale of these units resulted in the issuance of 448,000 shares of our common stock and the issuance of warrants to acquire 224,000 shares of our common stock. The warrants are exercisable up to four years from the date of issuance at a price of $6.25 per share. Warrants to acquire up to 9,960 shares of common stock at the same terms were also issued to our placement agent. Due to the principals of the placement agent also being holders of the 12% Convertible Notes Payable, commissions of $54,800 were also paid to them on the short term notes converted to common stock (see Note 3).

During the year ended December 31, 2012, we issued an aggregate of 45,960 shares of our common stock valued at $256,100 at prices ranging between $6.20 and $10.10 per share in exchange for services provided. The shares issued were valued at the trading price at the date of the agreements.

During the year ended December 31, 2012, we issued an aggregate of 137,000 shares of our common stock pursuant to the conversion of the Company’s Short Term 12% Convertible Notes Payable amounting to $685,000 (see Note 10).

During the year ended December 31, 2012, we issued an aggregate of 249,372 shares of our common stock pursuant to the conversion of the Company’s 2.5% Senior Secured Convertible Notes Payable amounting to $690,851 and accrued interest of $32,401 (see Note 3). Additionally, the Company also recognized an additional charge of $39,878 as part of interest expense in the accompanying statement of operations to account for the current market price of the shares issued to settle the unpaid interest.

During the year ended December 31, 2012, we issued 3,006 shares of our common stock valued at $23,748 to settle accounts payable with a balance of $19,269. The shares issued were valued at the trading price at the date of issuance and the difference over the accounts payable balance of $4,479 was recognized as part of General and Administrative Expenses on the accompanying consolidated statement of operations.

In March 2012 a controlling stockholder transferred a total of 11,500 shares of common stock to directors, officers, employees and service providers of the Company. Compensation expense totaling $123,050 was recognized on the date of approval of the transfers based upon the market value of the shares on the approval date.

Stock Options

We have a stockholder-approved stock incentive plan for employees under which we have granted stock options. In May 2010, we established the 2010 Stock Incentive Plan (the “2010 Plan”), which provides for the granting of awards to officers, directors, employees and consultants to purchase or acquire up to 436,296 shares of our common stock. The plan was amended in 2013 to increase the number of shares authorized under the plan up to 436,296 shares of our common stock. The awards have a maximum term of 10 years and vest over a period determined by the administrator of the 2010 Plan and are issued at an exercise price determined by the administrator. Options issued under the 2010 Plan will have an exercise price equal to or greater than the fair market value of a share of our common stock at the date of grant. The 2010 Plan expires on May 20, 2020 as to any further granting of options. At the year ended December 31, 2013 there were options to purchase up to 434,000 shares of the Company’s common stock granted and outstanding under the 2010 Plan.

We have granted options to individual employees, directors, and consultants pursuant to our 2010 Plan that was approved by stockholders. In addition, we assumed options granted by AtheroNova Operations to its employees prior to the Merger. The assumption of these options was not approved by our stockholders.

The following table provides information, as of December 31, 2013, with respect to all stock option compensation arrangements.

	Number of		Number of securities
	securities to be		remaining available for
	issued upon	Weighted-average	future issuance under
	exercise of	exercise price of	equity compensation
	outstanding	outstanding	plans (excluding
	options,	options,	securities reflected in
	and rights	and rights	column (a)
Plan Category	(a)	(b)	(c)
Equity compensation plans approved by stockholders	434,000	$9.70	302,296
Equity compensation plans approved by the Board of Directors	134,950	3.90	--
Total	568,950	$8.30	302,296

2013

During the year ended December 31, 2013, options to purchase an aggregate of 50,250 shares of the Company’s common stock were granted under the 2010 Plan to an employee and members of the Company’s Board of Directors valued at $258,497 using the Black-Scholes-Merton option pricing model. The options have an exercise price of $4.30 up to $6.90 per share, vest over a three to four year period and expire seven years from the date of grant. During the period ended December 31, 2013, the Company recognized compensation costs of $52,652 based on the vesting of these options.

During the year ended December 31, 2013, options to purchase 158,000 shares of the Company’s common stock were granted to consultants valued at $881,688 using the Black-Scholes –Merton calculation. The options have an exercise price of $4.30 up to $6.90 per share, vest over a four year period and expire seven years from the grant date. During the year ended December 31, 2013, the Company recognized compensation expense of $98,094 based on the vesting of these options.

In May 2011, the Company granted a consultant a total of 150,000 options to purchase share of the Company’s common stock at $10.10/share. These options would only become fully vested upon achievement of certain milestones and will expire seven years from the date of grant. At the beginning of 2013, a total of 135,000 options remained unvested. In March and May 2013, certain milestones were achieved resulting in a total of 35,000 options becoming fully vested and the Company recognized compensation costs of $117,257 based on the fair value of these options using the Black-Scholes-Merton calculation. In June 2013, the Company and the consultant agreed to cancel the remaining unvested options to purchase 100,000 shares of common stock at $10.10 per share.

During the year ended December 31, 2013, we recognized an additional $596,676 of compensation costs related to the vesting of approximately 460,000 options granted to other employees and directors in prior years. As of December 31, 2013, the total compensation cost related to nonvested option awards not yet recognized was $1,183,387. The weighted average period over which it is expected to be recognized is approximately 0.88 years.

2012

During the year ended December 31, 2012, options to purchase an aggregate of 10,000 shares of the Company’s common stock were granted to directors under the 2010 Plan. The options vest 25% upon issuance, and then vest 25% on each anniversary date thereafter until fully vested. The options have an average exercise price of $10.00 per share and expire on the 7th anniversary of the date of grant. The options were valued using the Black-Scholes-Merton option pricing model at $88,500 of which $38,124 was expensed during the year ended December 31, 2012 based upon the options’ vesting schedules.

In June 2012, the exercise price of options granted to a consultant in fiscal 2011 to purchase an aggregate of 150,000 shares of the Company’s common stock at an average price per share of $12.50 were repriced to $10.10 per share to reflect the contractual intent to grant all shares under the contract at the time of initiation of the consulting contract. The closing price of the Company’s common stock on the date of the adjustment was $7.90. During the year ended December 31, 2012, the Company recognized a total of $219,015 in stock compensation expense based upon the vesting of these options using the Black-Scholes-Merton option pricing model. Compensation expense to be recognize in future periods amounted to approximately $427,000. The weighted average period over which it is expected to be recognized is approximately 3.6 years.

During the year ended December 31, 2012, we recognized an additional $546,631 of compensation costs related to the vesting of approximately 450,000 options granted to other employees and directors in prior years. As of December 31, 2012, the total compensation cost related to nonvested option awards not yet recognized was $1,304,110. The weighted average period over which it is expected to be recognized is approximately 3.5 years.

A summary of the status of our stock options as of December 31, 2013 and 2012 and changes during the periods then ended is presented below:

	Shares	Weighted average exercise price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2011	451,950	$11.29	6.163	$1,140,059
Granted	10,000	$10.00	6.500	--
Exercised	--	--	--	--
Cancelled	(1,250)	$11.10	--	--
Outstanding at December 31, 2012	460,700	$9.87	5.189	$119,241
Granted	208,250	$5.74	6.376	--
Exercised	--	--	--	--
Cancelled	(100,000)	$10.10	--	--
Outstanding at December 31, 2013	568,950	$8.32	4.849	$86,271
Exercisable at December 31, 2013	305,471	$9.52	3.942	$84,475

To compute compensation expense in 2013, we estimated the fair value of each option award on the date of measurement using the Black-Scholes-Merton option pricing model. In prior periods, the Company based the expected volatility assumption on a volatility index of publicly traded peer companies. During the current year, the Company determined that its stock price has matured and there is a consistent level of trading activity, as such, the Company used the volatility percentage of its common stock. The expected term of options granted represents the period of time that options are expected to be outstanding. We estimated the expected term of stock options by using the simplified method. The expected forfeiture rates are based on the historical forfeiture experiences. To determine the risk-free interest rate, we utilized the U.S. Treasury yield curve in effect at the time of measurement with a term consistent with the expected term of our awards. We have not declared a dividend on our common stock since its inception and have no intentions of declaring a dividend in the foreseeable future and therefore used a dividend yield of zero.

The following table provides detail with regard to options outstanding, vested and exercisable at December 31, 2013:

	Outstanding			Vested and Exercisable Weighted-Average
Price per share	Shares	Weighted- Average Price per Share	Weighted- Average Remaining Contractual Life (in years)	Shares	Weighted- Average Price per Share	Weighted- Average Remaining Contractual Life (in years)
$2.23 – $6.90	263,200	$5.01	5.69	61,243	$2.57	3.48
$7.00 – $12.50	279,750	$10.62	4.08	228,979	$10.64	4.05
$13.00 – $23.80	26,000	$17.23	4.57	17,999	$19.50	4.37
	568,950			308,221

The following table shows the weighted average assumptions we used to develop the fair value estimates for the determination of the compensation charges in 2013:

Year ended December 31,
	2013	2012

Expected volatility	113-226%	111-134%
Dividend yield	--	--
Expected term (in years)	5.50-6.25	1.75-6.25
Risk-free interest rate	1.38-2.09%	1.19-1.41%

Warrants

2013

During the year ended December 31, 2013 as part of our sale of units of our common stock, we issued 24,001 warrants to purchase shares of our common stock. The warrants have a ten year term from the date of purchase of the unit and are exercisable at $7.50 per share.

During the year ended December 31, 2013 we issued warrants to a service provider to purchase 5,000 shares of our common stock. The warrants vest immediately, had a term of three years and are exercisable at a purchase price of $5.00. the warrants were valued using the Black-Scholes-Merton option pricing model at $13,500 with the following assumptions risk free interest rate of 0.40%, dividend yield of 0%, volatility factors of the expected market price of common stock of 114%, and an expected life of 2.5 years.

During the year ended December 31, 2013, a holder of warrants to purchase 56,071 shares of our common stock at $2.233 per share exercised the warrant, resulting in cash proceeds to the Company of $125,039 and issuance of the shares upon receipt of the purchase price.

During the year ended December 31, 2013 a director of the Company and holder of a warrant to purchase 33,643 shares of our common stock at $2.23 exercised the warrant on a “cashless exercise” basis, resulting in issuance of 18,636 shares of our common stock and cancellation of 15,006 shares purchasable under the warrant. The Company did not receive any cash proceeds as a result of this transaction.

During the year ended December 31, 2013 a holder of warrants to purchase 11,214 shares of our common stock at $2.23 per share exercised the warrant, resulting in cash proceeds to the Company of $25,007 and issuance of the shares upon receipt of the purchase price.

2012

During the year ended December 31, 2012 as part of its sale of units of its common stock, we issued 224,000 warrants to purchase shares of our common stock. The warrants have a 4 year term from the date of purchase of the unit and are exercisable at $6.25 per share.

On May 15, 2012, we issued 14,000 warrants to the purchasers of the short term 12% notes issued as of that date. The warrants are exercisable at $9.00 per share with the provision to adjust the purchase price based on the issuance price of the private placement in process at the time of the issuance of the notes and a term of 66 months from the date of the original issuance. The fair value of the warrants amounted to $58,387 using a Black-Scholes-Merton option pricing model and was recognized as a note discount upon its issuance and amortized in full to interest expense based upon the original term of the notes. In October 2012 concurrent with the closing of the private placement, the warrants were repriced to $5.75 to reflect the transaction price. As a result, we recognized an additional cost of $34,220 to account for the fair value of these revalued warrants as part of Changes to short-term notes and warrants in the accompanying consolidated statements of operations. See Note 3.

In October 2012, we issued a total of 68,500 warrants to purchase shares of our common stock in conjunction with the conversion of our short term 12% convertible notes payable. The warrants have a 4 year term from the date of purchase of the unit and are exercisable at $6.25 per share. Total fair value of the warrants issued were calculated to be $420,863 using the Black-Scholes-Merton option pricing model and was recorded as part of Changes to 12% Notes and Warrants in the accompanying consolidated statements of operations.

The following table provides detail with regard to warrants outstanding, vested and exercisable at December 31, 2013:

	Outstanding			Vested and Exercisable Weighted-Average
Price per share	Shares	Weighted- Average Price per Share	Weighted- Average Remaining Contractual Life (in years)	Shares	Weighted- Average Price per Share	Weighted- Average Remaining Contractual Life (in years)
$2.23	213,071	$2.23	1.20	213,071	$2.23	1.20
$3.93	190,880	$3.9393	0.42	190,880	$3.93	0.42
$5.00	7,100	$5.00	1.48	7,100	$5.00	1.48
$5.75	14,000	$5.75	3.83	14,000	$5.75	3.83
$6.00	92,386	$6.00	0.60	92,386	$6.00	0.60
$6.25	292,500	$6.25	2.75	292,500	$6.25	2.75
$7.50	24,001	$7.50	9.67	24,001	$7.50	9.67
$16.40	20,000	$16.40	2.00	20,000	$16.400	2.00
	853,937			853,937

As of December 31, 2013 there are warrants to purchase 853,937 shares of our common stock outstanding with expiration dates ranging from February 2014 through August 2023 and exercise prices ranging from $2.23 to $16.40. A summary of the status of our warrants as of December 31, 2013 and 2012 and changes during the periods then ended is presented below:

Shares
Balance at December 31, 2011 (at $2.23-$16.40)	624,972
Granted (at $0.575 - $0.625)	306,500
Exercised	--
Balance at December 31, 2012 (at $2.23 - $16.40)	931,472
Granted (at $5.00 - $7.50)	29,001
Exercised	(85,923)
Cancelled	(20,612)
Ending balance at December 31, 2013 (at $2.23 - $16.40)	853,937

The intrinsic value of the warrants at December 31, 2013 was $334,521.